SHAREHOLDERS' EQUITY - Net Income/(Loss) (Details) - CAD CAD / shares in Units, shares in Thousands, CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic and Diluted Net Income/(Loss) Per Share
Net income/(loss)	CAD (1,523,403)	CAD 299,076	CAD 47,976
Weighted average shares outstanding - Basic (in shares)	206,205	204,510	200,567
Dilutive impact of share-based compensation (in shares)		2,914	837
Weighted average shares outstanding - Diluted (in shares)	206,205	207,424	201,404
Net income/(loss) per share
Basic (in dollars per share)	CAD (7.39)	CAD 1.46	CAD 0.24
Diluted (in dollars per share)	CAD (7.39)	CAD 1.44	CAD 0.24